Stockholders' Equity - Narrative (Detail) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended								0 Months Ended	12 Months Ended								1 Months Ended	12 Months Ended	9 Months Ended	1 Months Ended						12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended		12 Months Ended				1 Months Ended
	Jul. 31, 2012	Oct. 31, 2010	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2011	Oct. 27, 2011	Feb. 24, 2011	Feb. 23, 2011	Oct. 31, 2011 Series A Preferred Stock [Member]	Feb. 18, 2011 Redeemable preferred stock [Member]	Dec. 31, 2011 Redeemable preferred stock [Member]	Sep. 30, 2014 Common Class A [Member]	Dec. 31, 2013 Common Class A [Member]	Dec. 31, 2012 Common Class A [Member]	Sep. 30, 2014 Common Class B [Member]	Dec. 31, 2013 Common Class B [Member]	Dec. 31, 2012 Common Class B [Member]	Oct. 18, 2013 General Things [Member]	Dec. 31, 2011 Consultants [Member]	Dec. 31, 2011 Consultants [Member]	Sep. 30, 2014 Employee Stock Purchase Plan Shares [Member]	Oct. 30, 2013 Restricted Stock [Member] General Things [Member]	Oct. 31, 2013 Restricted Stock [Member] General Things [Member]	Oct. 30, 2013 Restricted Stock [Member] General Things [Member] Shares subject to monthly vesting over a three-year service period [Member]	Oct. 31, 2013 Restricted Stock [Member] General Things [Member] Shares subject to monthly vesting over a three-year service period [Member]	Dec. 31, 2011 Restricted Stock [Member] Consultants [Member]	Jun. 30, 2011 Restricted Stock [Member] Consultants [Member]	Dec. 31, 2011 Restricted Stock [Member] Consultants [Member]	Jan. 31, 2014 Restricted Stock Units (RSUs) [Member]	Sep. 30, 2014 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2013 Restricted Stock Units (RSUs) [Member]	Sep. 30, 2014 Restricted Stock Units (RSUs) [Member] Chief Executive Officer (CEO) [Member]	Dec. 31, 2010 Employee Stock Option [Member]	Sep. 30, 2014 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2011 Employee Stock Option [Member] Consultants [Member]	Sep. 30, 2014 Restricted Stock and Early-exercised Options [Member]	Sep. 30, 2013 Restricted Stock and Early-exercised Options [Member]	Dec. 31, 2013 Restricted Stock and Early-exercised Options [Member]	Dec. 31, 2012 Restricted Stock and Early-exercised Options [Member]	Dec. 31, 2011 Restricted Stock and Early-exercised Options [Member]	Dec. 31, 2010 Restricted Stock and Early-exercised Options [Member]	Jun. 30, 2014 Selling Stockholders Program [Member]	Jun. 30, 2011 Selling Stockholders Program [Member]	Mar. 31, 2011 Selling Stockholders Program [Member]	Feb. 28, 2011 Selling Stockholders Program [Member]	Dec. 31, 2011 Selling Stockholders Program [Member] Restricted Stock Units (RSUs) [Member]	Aug. 31, 2010 2010 Equity Incentive Plans [Member]	Aug. 31, 2010 2010 Equity Incentive Plans [Member] Prior to Reclassification [Member]	Sep. 30, 2014 2014 Equity Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock shares, authorized			5,000,000		0	0
Preferred stock shares, issued			0		0	0
Preferred stock shares, outstanding			0		0	0
Common stock, shares authorized			150,000,000		150,000,000	150,000,000				150,000,000	120,000,000				500,000,000	0	0	150,000,000	0	0
Common stock, shares issued			0		81,420,040	80,714,412									26,292,404	0	0	99,484,734	0	0
Common stock, shares outstanding			0		81,420,040	80,714,412									26,292,404	0	0	99,484,734	0	0
Stock split description	3
Common stock par value			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001						$ 0.0001			$ 0.0001
Preferred stock par value			$ 0.0000		$ 0.0001	$ 0.0001			$ 0.0001			$ 0.0001
Preferred stock dividend to common stockholders													26,839,707	7,894,000
Percentage of reverse stock split													26.80%
Conversion of debt instrument		$ 200,000
Conversion of debt instrument, interest		100,000
Promissory note converted into common stock, number of shares		7,300,000
Number of common shares authorized for grant																																																				32,420,000	40,920,000	13,921,880
Share-based compensation arrangement by share-based payment award, award vesting period																						2 years	3 years		3 years	3 years			3 years							3 years		4 years
Exercisable rate subsequent to first anniversary (percent)																																						25.00%
Award, vesting description																																Two of the grants, or a total of 200,000 shares, are subject to annual vesting over four years based on continued service. The third grant of 100,000 shares will vest 50% on the four-year anniversary and 50% on the five-year anniversary of the grant date based on continued service						Vesting generally occurs over four years and becomes exercisable at the rate of 25% on the first anniversary of the date of grant and ratably on a monthly basis over the remaining 36-month period thereafter.
Purchase price of common stock as percentage of fair value of Company common stock (percent)																																						100.00%
Shares of common stock previously reserved but unissued under the 2010 EIP																																																						451,651
Common stock purchase price discount as percentage of eligible compensation (percent)																								15.00%
Number of shares that can be purchased with options granted in period (shares)			5,058,000		2,906,000	1,418,000	14,100,000															210,000	90,000							600,000							2,400,000			210,000								6,584,427
Total fair value of stock options vested during period			3,700,000	8,900,000	5,200,000	3,000,000	1,900,000
Restricted stock units issued																													433,500	600,000		300,000
Purchase price, per share																													$ 1.52	$ 0.0033	$ 1.52
Aggregate intrinsic value																														500,000
Shares issued pursuant to acquisition																									430,000	430,000	322,500	322,500
Options granted - weighted average exercise price			$ 19.91		$ 15.14	$ 5.10	$ 0.93															$ 1.52	$ 1.5200							$ 0.0033																		$ 0.763
Unearned stock-based compensation expected recognition period																																	3 years					3 years 4 months 24 days	1 year		1 year 1 month 6 days		1 year 4 months 24 days
Total fair value of awards vested during period																																	28,500,000								3,100,000	2,700,000	6,100,000	2,900,000
Related party transaction, percent of proceeds from sale of equity securities to be shared																																																		10.00%
Share-based compensation arrangement by share-based payment award, equity instruments other than options, share-based liabilities paid																																																	6,100,000
Proceeds from contributed capital			0	0	0	0	6,120,000																																										6,100,000
Options vested and expected to vest - Weighted average remaining contractual term			7 years 3 months 29 days		7 years 6 months 7 days																																											10 years
Allocated share-based compensation expense																																																6,800,000
Share-based compensation arrangement by share-based payment award, options, exercises in period			3,932,000		345,000	2,486,000	46,000																																								665,443
Number of RSU's granted / issued during the period (shares)																															433,500		5,147,000	270,000									430,000		1,244,000						270,000
Weighted average fair value per share																																	$ 17.39	$ 2.23
Fair value of RSUs outstanding																																	62,400,000		4,400,000
Restricted stock units outstanding																																	3,900,000		270,000	3,000,000					272,000		487,000	432,000	644,000	0
Weighted average remaining vesting term for awards																																	3 years
Unearned stock-based compensation currently estimated to be expensed																					$ 6,900,000												$ 56,200,000